Short-Term Investments (Details) - USD ($)					6 Months Ended
	May 27, 2025	Mar. 31, 2025	Nov. 30, 2024	Oct. 30, 2024	Apr. 30, 2025	May 13, 2025
Short-Term Investments [Line Items]
Shares issued		866
Initial public offering cost (in Dollars)		$ 200,000
Warrants exercised		1		1
Total proceeds (in Dollars)			$ 82,960
Share price (in Dollars per share)					$ 77.5
Volatility percentage					92.00%
Subsequent Events [Member]
Short-Term Investments [Line Items]
Shares issued	250
Stockholders' equity, reverse stock split	1-for-250
Par value (in Dollars per share)
Bottom of Range [Member]
Short-Term Investments [Line Items]
Exercise price (in Dollars per share)					$ 300
Risk-free rate percentage					3.62%
Excepted life					2.42
Top of range [member]
Short-Term Investments [Line Items]
Exercise price (in Dollars per share)					$ 1,095
Risk-free rate percentage					3.75%
Excepted life					4.51
Polyrizon Ltd [Member]
Short-Term Investments [Line Items]
Shares issued				320
Polyrizon Ltd [Member] | Subsequent Events [Member]
Short-Term Investments [Line Items]
Shares issued	1
Par value (in Dollars per share)
Pre-Funded Warrants [Member]
Short-Term Investments [Line Items]
Shares issued		800				800
Warrants [member]
Short-Term Investments [Line Items]
Shares issued		1,666
Exercise price (in Dollars per share)		$ 0.00001
Polyrizon warrants [Member]
Short-Term Investments [Line Items]
Shares issued				960
Exercise price (in Dollars per share)				$ 1,095
Warrants expire		Sep. 30, 2027		Oct. 29, 2029
Amount of aggregate fair value of warrants (in Dollars)					$ 48,472
Polyrizon warrants [Member] | Warrants [member]
Short-Term Investments [Line Items]
Exercise price (in Dollars per share)		$ 300
Public Offering [Member]
Short-Term Investments [Line Items]
Initial public offering cost (in Dollars)				$ 350,400